Employee benefits - Plan assets and reimbursement rights (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of net defined benefit liability (asset) [line items]
Interest income on plan assets	$ (6,101)	$ (2,998)
Administration expenses paid from the plan	(1,462)	(1,784)
Plan assets	730,028	612,111
Reimbursement rights	19,675	19,458
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset	631,569	660,846
Interest income on plan assets	35,585	34,555
Employer contributions	12,977	12,631
Return on assets excluding interest income	51,646	(85,683)
Plan participant contributions	248	246
Benefits paid from the plan	(31,751)	(31,115)
Benefits paid directly by employer	(5,721)	(6,304)
Administration expenses paid from the plan	(1,462)	(1,784)
Foreign currency translation adjustment	56,612	48,177
Plan assets	730,028	612,111
Reimbursement rights	19,675	19,458
Net defined benefit asset	749,703	631,569
U.K.
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	642,538	536,226
Reimbursement rights	0	0
U.K. | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset	536,226	571,909
Interest income on plan assets	30,573	29,902
Employer contributions	426	339
Return on assets excluding interest income	50,973	(84,003)
Plan participant contributions	86	76
Benefits paid from the plan	(27,712)	(26,527)
Benefits paid directly by employer	0	0
Administration expenses paid from the plan	(1,462)	(1,779)
Foreign currency translation adjustment	53,428	46,309
Plan assets	642,538	536,226
Reimbursement rights	0	0
Net defined benefit asset	642,538	536,226
France
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	0	0
Reimbursement rights	0	0
France | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset	0	0
Interest income on plan assets	0	0
Employer contributions	2,033	2,565
Return on assets excluding interest income	0	0
Plan participant contributions	0	0
Benefits paid from the plan	0	0
Benefits paid directly by employer	(2,033)	(2,565)
Administration expenses paid from the plan	0	0
Foreign currency translation adjustment	0	0
Plan assets	0	0
Reimbursement rights	0	0
Net defined benefit asset	0	0
Germany
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	12,599	11,747
Reimbursement rights	19,300	19,082
Germany | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset	30,829	29,523
Interest income on plan assets	1,300	1,283
Employer contributions	2,804	2,983
Return on assets excluding interest income	(906)	(1,668)
Plan participant contributions	0	0
Benefits paid from the plan	(503)	(229)
Benefits paid directly by employer	(3,192)	(2,992)
Administration expenses paid from the plan	0	0
Foreign currency translation adjustment	1,567	1,929
Plan assets	12,599	11,747
Reimbursement rights	19,300	19,082
Net defined benefit asset	31,899	30,829
Other
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	74,891	64,138
Reimbursement rights	375	376
Other | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset	64,514	59,414
Interest income on plan assets	3,712	3,370
Employer contributions	7,714	6,744
Return on assets excluding interest income	1,579	(12)
Plan participant contributions	162	170
Benefits paid from the plan	(3,536)	(4,359)
Benefits paid directly by employer	(496)	(747)
Administration expenses paid from the plan	0	(5)
Foreign currency translation adjustment	1,617	(61)
Plan assets	74,891	64,138
Reimbursement rights	375	376
Net defined benefit asset	$ 75,266	$ 64,514